UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22432

Oxford Lane Capital Corp.

(Exact name of registrant as specified in charter)

8 Sound Shore Drive, Suite 255
Greenwich, CT	06830
(Address of principal executive offices)	(Zip code)

Jonathan H. Cohen
Chief Executive Officer
Oxford Lane Capital Corp.
8 Sound Shore Drive, Suite 255
Greenwich, CT 06830
(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 983-5275

Date of fiscal year end: March 31

Date of reporting period: December 31, 2018

OXFORD LANE CAPITAL CORP.
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2018
(Unaudited)

Item 1. Schedule of Investments

COMPANY/INVESTMENT(1)(14)	PRINCIPAL AMOUNT	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation - Debt Investments
Structured Finance - Debt Investments
Ares XL CLO Ltd.
CLO secured notes - Class ER(3)(4)(6), 10.44% (LIBOR + 8.00%, due January 15, 2029)	$1,000,000	$870,670	$919,900

Mountain Hawk II CLO, Ltd.
CLO secured notes - Class E(3)(4)(6), 7.27% (LIBOR + 4.80%, due July 20, 2024)	8,000,000	6,962,690	6,400,000

OZLM XXII, Ltd.
CLO secured notes - Class E(3)(4)(6), 9.84% (LIBOR + 7.39%, due January 17, 2031)	2,670,000	2,582,758	2,294,598
Total Structured Finance - Debt Investments		$10,416,118	$9,614,498	3.34%
Total Collateralized Loan Obligation - Debt Investments		$10,416,118	$9,614,498	3.34%

Collateralized Loan Obligation - Equity Investments
Structured Finance - Equity Investments
AMMC CLO XI, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 19.03%, maturity April 30, 2031)	$2,100,000	$1,237,110	$1,008,000

AMMC CLO XII, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 16.75%, maturity November 10, 2030)	11,428,571	5,778,404	3,542,857

Anchorage Capital CLO 5-R, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 12.70%, maturity January 15, 2030)	4,000,000	4,028,054	3,008,587

Apex Credit CLO 2018 Ltd.
CLO subordinated notes(5)(7), (Estimated yield 21.99%, maturity April 25, 2031)	9,750,000	7,725,907	7,395,873

Apex Credit CLO 2015-II, Ltd. (fka: JFIN CLO 2015-II Ltd.)
CLO subordinated notes(5)(7), (Estimated yield 24.04%, maturity October 17, 2026)	5,750,000	4,909,910	3,939,723

Apidos CLO XXI
CLO subordinated notes(5)(7), (Estimated yield 16.98%, maturity July 18, 2027)	8,700,000	6,272,662	4,611,000

Ares XL CLO Ltd.
CLO subordinated notes(5)(7), (Estimated yield 12.00%, maturity January 15, 2029)	5,100,000	4,262,007	2,660,264

Atrium XII CLO
CLO subordinated notes(5)(7)(12), (Estimated yield 24.82%, maturity April 22, 2027)	34,762,500	24,345,879	25,029,000

Battalion CLO VI Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 0.00%, maturity October 17, 2026)	5,000,000	637,475	350,000

Battalion CLO VII Ltd.
CLO subordinated notes(5)(7), (Estimated yield 0.41%, maturity July 17, 2028)	26,900,000	16,404,893	11,029,000

Benefit Street Partners CLO V Ltd.
CLO preference shares(5)(7)(11), (Estimated yield 0.00%, maturity October 20, 2026)	11,500,000	914,553	575,000

B&M CLO 2014-1 LTD
CLO subordinated notes(5)(7), (Estimated yield -0.68%, maturity April 16, 2026)	2,000,000	741,051	440,000

(Continued on next page)

See Accompanying Notes

OXFORD LANE CAPITAL CORP.
SCHEDULE OF INVESTMENTS – (continued)
DECEMBER 31, 2018
(Unaudited)

COMPANY/INVESTMENT(1)(14)	PRINCIPAL AMOUNT	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation - Equity Investments - (continued)
Structured Finance - Equity Investments - (continued)
Bristol Park CLO, Ltd.
CLO income notes(5)(7), (Estimated yield 12.06%, maturity April 15, 2029)	$10,000,000	$7,751,033	$5,100,000

Canyon Capital CLO 2015-1, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 23.41%, maturity April 15, 2029)	10,000,000	6,131,003	4,500,000

Carlyle Global Market Strategies CLO 2013-2, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 20.86%, maturity January 18, 2029)	16,500,000	10,194,338	9,728,741

Catamaran CLO 2013-1, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 26.48%, maturity January 27, 2028)	8,000,000	4,445,929	3,280,000

Cathedral Lake CLO 2013, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 19.24%, maturity October 15, 2029)	5,250,000	2,489,499	1,995,000

Cathedral Lake II, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 19.42%, maturity July 15, 2029)	3,125,000	2,206,576	1,687,500

CIFC Funding 2014-III, Ltd.
CLO income notes(5)(7), (Estimated yield 18.34%, maturity July 22, 2026)	11,000,000	6,474,310	5,390,000

CIFC Funding 2014, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 15.99%, maturity January 18, 2031)	8,500,000	5,068,572	3,740,000

Covenant Credit Partners CLO II, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 22.45%, maturity October 17, 2026)	8,650,000	1,171,286	1,211,000

Dryden 40 Senior Loan Fund
CLO subordinated notes(5)(7), (Estimated yield 20.76%, maturity August 15, 2031)	4,100,000	2,720,030	2,372,875

Dryden 49 Senior Loan Fund
CLO subordinated notes(5)(7), (Estimated yield 15.97%, maturity July 18, 2030)	6,425,000	5,298,549	3,983,500

Dryden 54 Senior Loan Fund
CLO subordinated notes(5)(7), (Estimated yield 17.60%, maturity October 19, 2029)	2,500,000	2,042,320	1,625,000

Ellington CLO II, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 20.05%, maturity February 15, 2029)	4,000,000	3,639,076	3,280,000

Figueroa CLO 2013-2, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 25.56%, maturity June 20, 2027)	8,500,000	4,304,287	3,655,000

GoldenTree Loan Opportunities XI, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 14.33%, maturity January 18, 2031)	3,000,000	2,398,601	2,100,000

Golub Capital Partners CLO 35(B), Ltd.,
CLO subordinated notes(5)(7), (Estimated yield 19.23%, maturity July 20, 2029)	14,200,000	10,484,616	7,384,000

(Continued on next page)

See Accompanying Notes

OXFORD LANE CAPITAL CORP.
SCHEDULE OF INVESTMENTS – (continued)
DECEMBER 31, 2018
(Unaudited)

COMPANY/INVESTMENT(1)(14)	PRINCIPAL AMOUNT	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation - Equity Investments - (continued)
Structured Finance - Equity Investments - (continued)
Halcyon Loan Advisors Funding 2015-1 Ltd.
CLO subordinated notes(5)(7), (Estimated yield 27.36%, maturity April 20, 2027)	$7,000,000	$3,676,469	$2,870,000

Halcyon Loan Advisors Funding 2018-1 Ltd.
CLO subordinated notes(5)(7), (Estimated yield 17.64%, maturity July 20, 2031)	11,250,000	10,981,446	9,675,000

Hull Street CLO Ltd.
CLO subordinated notes(5)(7), (Estimated yield -20.95%, maturity October 18, 2026)	15,000,000	5,285,670	1,800,000

ICG US CLO 2016-1, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 10.80%, maturity July 29, 2028)	4,750,000	4,719,876	3,405,275

Ivy Hill Middle Market Credit VII, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 12.38%, maturity October 20, 2029)	5,400,000	4,551,322	3,204,830

Jamestown CLO III, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 0.00%, maturity January 15, 2026)	15,575,000	1,568,354	623,000

Jamestown CLO IV, Ltd.
CLO subordinated notes(5)(7), (Estimated yield -5.48%, maturity July 15, 2026)	9,500,000	3,194,815	906,460

Jamestown CLO VII, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 13.60%, maturity July 25, 2027)	3,500,000	2,437,605	1,645,000

KVK CLO 2018-1 Ltd.
CLO subordinated notes(5)(7), (Estimated yield 27.40%, maturity May 20, 2029)	16,576,478	8,355,377	6,962,121

Longfellow Place CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 20.06%, maturity April 15, 2029)	15,640,000	7,272,366	4,360,467

Madison Park Funding XI, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 9.98%, maturity July 23, 2047)	1,236,843	860,720	630,790

Madison Park Funding XXV, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 13.52%, maturity April 25, 2029)	1,300,000	1,195,966	1,040,000

Madison Park Funding XXIX, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 15.69%, maturity October 18, 2047)	17,000,000	15,003,421	14,790,000

Madison Park Funding XXX, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 24.90%, maturity April 15, 2029)	17,550,000	16,245,666	16,906,492

Midocean Credit CLO VI
CLO income notes(5)(7)(12), (Estimated yield 11.63%, maturity January 20, 2029)	24,700,000	21,036,916	14,820,000

Mountain Hawk II CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield -44.14%, maturity July 20, 2024)	25,670,000	5,880,024	1,796,900

Mountain View CLO 2014-1 Ltd.
CLO subordinated notes(5)(7), (Estimated yield 33.06%, maturity October 15, 2026)	15,000,000	3,937,857	2,572,603

Northwoods Capital XI-B, Limited
CLO subordinated notes(5)(7), (Estimated yield 19.08%, maturity April 19, 2031)	5,000,000	4,912,705	4,100,000

Ocean Trails CLO VI
CLO subordinated notes(5)(7), (Estimated yield 18.96%, maturity July 15, 2028)	4,000,000	3,140,468	2,314,296

Octagon Investment Partners XXII, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 19.93%, maturity January 22, 2030)	3,168,750	2,071,243	1,837,875

Octagon Investment Partners 27, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 19.20%, maturity July 15, 2030)	5,000,000	3,357,926	2,881,309

(Continued on next page)

See Accompanying Notes

OXFORD LANE CAPITAL CORP.
SCHEDULE OF INVESTMENTS – (continued)
DECEMBER 31, 2018
(Unaudited)

COMPANY/INVESTMENT(1)(14)	PRINCIPAL AMOUNT	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation - Equity Investments - (continued)
Structured Finance - Equity Investments - (continued)
Octagon Investment Partners 33, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 18.00%, maturity January 20, 2031)	$10,000,000	$9,128,622	$8,200,000

Octagon Investment Partners 38, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 17.33%, maturity July 20, 2030)	5,000,000	4,510,614	4,150,000

Octagon Investment Partners 39, Ltd.
CLO subordinated notes(5)(7)(9), (Estimated yield 19.77%, maturity October 20, 2030)	10,400,000	9,039,746	8,840,000

Octagon Investment Partners 40, Ltd.
CLO subordinated warehouse notes(5)(7)(10), (Estimated yield 12.04%, maturity September 10, 2020)	21,875,000	21,875,000	21,875,000

OFSI Fund VII, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 3.24%, maturity October 18, 2026)	28,840,000	19,549,407	11,824,400

OFSI BSL IX, LTD.
CLO preferred shares(5)(7), (Estimated yield 20.70%, maturity July 15, 2031)	11,480,000	10,616,348	9,758,000

OZLM Funding III, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 13.47%, maturity January 22, 2029)	12,000,000	7,398,623	5,880,000

OZLM XII, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 18.12%, maturity April 30, 2027)	6,750,000	4,507,602	2,970,000

OZLM XIII, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 16.86%, maturity July 30, 2027)	7,000,000	5,083,960	3,290,000

OZLM XIV, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 13.45%, maturity January 15, 2029)	10,000,000	8,279,523	5,750,725

Regatta III Funding Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 0.00%, maturity April 15, 2026)	3,750,000	161,958	75,000

Shackleton 2013-IV-R CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 21.73%, maturity April 13, 2031)	16,750,000	13,974,672	11,656,318

Shackleton 2015-VII CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 13.73%, maturity July 15, 2031)	10,500,000	8,108,669	6,136,094

Shackleton 2017-X CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 12.48%, maturity April 20, 2029)	10,000,000	9,038,182	6,000,000

Sound Point CLO VI, Ltd.
CLO subordinated notes(5)(7)(9), (Estimated yield 14.01%, maturity October 20, 2031)	8,093,378	4,164,910	3,480,153

Steele Creek CLO 2016-1, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 19.87%, maturity June 15, 2031)	4,000,000	3,630,701	3,320,000

Telos CLO 2013-3, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 12.83%, maturity July 17, 2026)	14,332,210	9,021,839	5,159,596

Telos CLO 2013-4, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 18.66%, maturity January 17, 2030)	11,350,000	7,377,681	5,961,705

Telos CLO 2014-6, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 14.01%, maturity January 17, 2027)	6,250,000	3,919,422	2,374,228

(Continued on next page)

See Accompanying Notes

OXFORD LANE CAPITAL CORP.
SCHEDULE OF INVESTMENTS – (continued)
DECEMBER 31, 2018
(Unaudited)

COMPANY/INVESTMENT(1)(14)	PRINCIPAL AMOUNT	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation - Equity Investments - (continued)
Structured Finance - Equity Investments - (continued)
THL Credit Wind River 2014-3 CLO Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 16.82%, maturity October 22, 2031)	$19,639,000	$14,921,907	$11,783,400

THL Credit Wind River 2017-1 CLO Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 12.81%, maturity April 18, 2029)	12,000,000	10,307,013	7,200,000

THL Credit Wind River 2017-4 CLO Ltd.
CLO subordinated notes(5)(7), (Estimated yield 17.40%, maturity November 20, 2030)	8,200,000	7,704,435	6,970,000

Tralee CLO II, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 29.50%, maturity July 20, 2029)	6,300,000	2,477,110	2,142,000

Tralee CLO IV, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 19.85%, maturity January 20, 2030)	13,270,000	11,943,466	9,554,400

Venture XIV CLO, Limited
CLO subordinated notes(5)(7), (Estimated yield 18.60%, maturity August 28, 2029)	8,250,000	4,722,350	3,547,500

Venture XV CLO, Limited
CLO subordinated notes(5)(7), (Estimated yield 10.20%, maturity July 15, 2028)	6,500,000	4,460,525	2,860,000

Venture XVII CLO, Limited
CLO subordinated notes(5)(7), (Estimated yield 17.44%, maturity April 15, 2027)	17,000,000	11,464,411	8,936,540

Venture XX CLO, Limited
CLO subordinated notes(5)(7), (Estimated yield 18.28%, maturity April 15, 2027)	6,000,000	4,456,490	3,540,000

Venture XXI CLO, Limited
CLO subordinated notes(5)(7), (Estimated yield 23.70%, maturity July 15, 2027)	20,950,000	14,735,888	12,989,000

Venture 33 CLO, Limited
CLO subordinated notes(5)(7), (Estimated yield 19.98%, maturity July 15, 2031)	18,562,500	16,405,571	15,406,875

Wellfleet 2016-2 CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 21.27%, maturity October 20, 2028)	10,000,000	8,551,257	6,500,000

West CLO 2014-1, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 20.18%, maturity July 18, 2026)	3,000,000	1,603,521	1,200,000

Zais CLO 8, Limited
CLO subordinated notes(5)(7), (Estimated yield 29.79%, maturity April 15, 2029)	3,000,000	2,349,278	2,460,000

Zais CLO 9, Limited
CLO subordinated notes(5)(7), (Estimated yield 19.98%, maturity July 20, 2031)	9,160,000	9,361,062	8,702,000

Other CLO equity related investments
CLO other(8)		—	3,303,327
Total Structured Finance - Equity Investments		$568,615,905	$457,560,599	158.79%
Total Collateralized Loan Obligation - Equity Investments		$568,615,905	$457,560,599	158.79%
Total Investments		$579,032,023	$467,175,097	162.13%

Cash and Cash Equivalents
First American Government Obligations Fund(13)		$15,161,212	$15,161,212

Total Cash and Cash Equivalents		$15,161,212	$15,161,212	5.26%

Total Investments, Cash and Cash Equivalents		$594,193,235	$482,336,309	167.39%

LIABILITIES IN EXCESS OF OTHER ASSETS (excluding cash and cash equivalents)			(194,179,158)
NET ASSETS (equivalent to $7.56 per share based on 38,135,027 shares of common stock outstanding)			288,157,151

(Continued on next page)

See Accompanying Notes

OXFORD LANE CAPITAL CORP.

SCHEDULE OF INVESTMENTS – (continued)

DECEMBER 31, 2018

(Unaudited)

(1)	We do not “control” and are not an “affiliate” of any of our portfolio companies, each as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). In general, under the 1940 Act, we would be presumed to “control” a portfolio company if we owned 25% or more of its voting securities and would be an “affiliate” of a portfolio company if we owned 5% or more of its voting securities.
(2)	Fair value is determined in good faith by the Board of Directors of the Fund.
(3)	Notes bear interest at variable rates.
(4)	Cost value reflects accretion of original issue discount or market discount.
(5)	Cost value reflects accretion of effective yield less any cash distributions received or entitled to be received from CLO equity investments.
(6)	The CLO secured notes generally bear interest at a rate determined by reference to three-month LIBOR which resets quarterly. For each CLO debt investment, the rate provided is as of December 31, 2018.
(7)	The CLO subordinated notes, preferred shares and income notes are considered equity positions in the CLO funds. Equity investments are entitled to recurring distributions which are generally equal to the remaining cash flow of the payments made by the underlying fund’s securities less contractual payments to debt holders and fund expenses. The estimated yield indicated is based upon a current projection of the amount and timing of these recurring distributions and the estimated amount of repayment of principal upon termination. Such projections are periodically reviewed and adjusted, and the estimated yield may not ultimately be realized.
(8)	Fair value represents discounted cash flows associated with fees earned from CLO equity investments
(9)	Investment has not made inaugural distribution for relevant period end. See “Note 4. Investment Income.”
(10)	The subordinated shares and preferred shares represent an investment in a warehouse facility, which is a financing structure intended to aggregate loans that may be used to form the basis of a CLO vehicle.
(11)	The CLO equity investment was optionally redeemed. See “Note 5. Securities Transactions.”
(12)	Securities held as collateral pursuant to repurchase agreement with Nomura Securities International, Inc. See “Note 2. Investment Valuation.”
(13)	Represents cash equivalents held in a money market account as of December 31, 2018.
(14)	The fair value of the investment was determined using significant unobservable inputs. See “Note 3. Fair Value.”

See Accompanying Notes

OXFORD LANE CAPITAL CORP.

NOTES TO SCHEDULE OF INVESTMENTS

DECEMBER 31, 2018

(Unaudited)

NOTE 1. UNAUDITED INTERIM FINANCIAL STATEMENTS

Interim financial statements of Oxford Lane Capital Corp. (“OXLC,” “we,” “us,” “our,” or the “Fund”) are prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”) for interim financial information and pursuant to the requirements for reporting on Form N-Q. Accordingly, certain disclosures accompanying annual and semi-annual financial statements prepared in accordance with GAAP are omitted. In the opinion of management, all adjustments, consisting of normal recurring accruals, necessary for the fair statement of financial results for the interim periods have been omitted. The current period’s results of operations are not necessarily indicative of results that may be achieved for the year. The interim financial statements and notes thereto should be read in conjunction with the financial statements and notes thereto included in the Fund’s Form N-CSR for the six months ended September 30, 2018, as filed with the Securities and Exchange Commission.

NOTE 2. INVESTMENT VALUATION

The Fund fair values its investment portfolio in accordance with the provisions of Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurement and Disclosure. Estimates made in the preparation of OXLC’s financial statements include the valuation of investments and the related amounts of unrealized appreciation and depreciation of investments recorded. OXLC believes that there is no single definitive method for determining fair value in good faith. As a result, determining fair value requires that judgment be applied to the specific facts and circumstances of each portfolio investment while employing a consistently applied valuation process for the types of investments OXLC makes. OXLC is required to specifically fair value each individual investment on a quarterly basis.

ASC 820-10 clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. ASC 820-10 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820-10 also establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. These tiers include: Level 1, defined as observable inputs such as quoted prices in active markets; Level 2, which includes inputs such as quoted prices for similar securities in active markets and quoted prices for identical securities in markets that are not active; and Level 3, defined as unobservable inputs for which little or no market data exists, therefore requiring an entity to develop its own assumptions. OXLC considers the attributes of current market conditions on an on-going basis and has determined that due to the general illiquidity of the market for its investment portfolio, little or no market data exists.

Collateralized Loan Obligations — Debt and Equity

OXLC has acquired debt and equity positions in Collateralized Loan Obligations (“CLO”) investment vehicles and has purchased CLO warehouse facilities. These investments are special purpose financing vehicles. In valuing such investments, OXLC considers the indicative prices provided by a recognized industry pricing service as a primary source, and the implied yield of such prices, supplemented by actual trades executed in the market at or around period-end, as well as the indicative prices provided by the broker who arranges transactions in such investment vehicles. OXLC also considers those instances in which the record date for an equity distribution payment falls on the last day of the period, and the likelihood that a prospective purchaser would require a downward adjustment to the indicative price representing substantially all of the pending distribution. Additional factors include any available information about other relevant transactions, including firm bids and offers in the market and information resulting from bids-wanted-in-competition. In addition, OXLC considers the operating metrics of the specific investment vehicle, including compliance with collateralization tests, defaulted and restructured securities, and payment defaults, if any. Oxford Lane Management, LLC (“OXLC Management” or the “Adviser”) or the Fund’s board of directors (the “Board of Directors”) may elect to engage third-party valuation firms to provide assistance to our Valuation Committee and Board of Directors in valuing certain of our investments, including, but not limited to, when requested by the Board of Directors or the Adviser. If a third-party valuation firm is engaged by the Fund, it will provide the Board of Directors with a written report with respect to each investment it has reviewed. The Valuation Committee will evaluate the impact of such additional information, and factor it into its consideration of fair value.

Securities Sold Under Agreement to Repurchase

The Fund has entered into an agreement, whereby, it sold securities to be repurchased at an agreed-upon price and date. The Fund accounts for this transaction as a collateralized financing transaction and this transaction recorded at its contracted repurchase amount plus interest. The Fund’s securities sold under the agreement to repurchase are carried at cost, which approximates fair value. Please Refer to “Note 9. Borrowings Related to Securities Sold Under Agreement to Repurchase” in our most recent Semi-Annual Report as of September 30, 2018 for additional information.

OXFORD LANE CAPITAL CORP.

NOTES TO SCHEDULE OF INVESTMENTS

DECEMBER 31, 2018

(Unaudited)

NOTE 3. FAIR VALUE

The Fund’s assets measured at fair value on a recurring basis subject to the disclosure requirements of ASC 820-10 at December 31, 2018 were as follows:

	Fair Value Measurements at Reporting Date Using
Assets ($ in millions)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

CLO debt	$—	$—	$9.6	$9.6
CLO equity	—	—	457.6	457.6

Total investments at fair value	—	—	467.2	467.2
Cash equivalents(1)	15.1	—	—	15.1
Total assets at fair value	$15.1	$—	$467.2	$482.3

(1)  Includes rounding adjustment to reconcile ending assets at fair value as of December 31, 2018.

Financial Instruments Disclosed, But Not Carried, At Fair Value

The following table presents the carrying value and fair value of the Fund’s financial liabilities disclosed, but not carried, at fair value as of December 31, 2018 and the level of each financial liability within the fair value hierarchy:

	Carrying	Fair
($ in millions)	Value	Value	Level 1	Level 2	Level 3
7.50% Series 2023 Term Preferred Shares	$86.2	$90.8	$—	$90.8	$—
6.75% Series 2024 Term Preferred Shares	66.4	68.8	—	68.8	—
Total	$152.6	$159.6	$—	$159.6	$—

Significant Unobservable Inputs for Level 3 Investments

In accordance with ASC 820-10, the following table provides quantitative information about the Fund’s Level 3 fair value measurements as of December 31, 2018. The Fund’s valuation policy, as described above, establishes parameters for the sources and types of valuation analysis, as well as the methodologies and inputs that the Fund uses in determining fair value. If the Board of Directors or OXLC Management determines that additional techniques, sources or inputs are appropriate or necessary in a given situation, such additional work may be undertaken. The weighted average calculations in the table below are based on the fair value within each respective valuation techniques and methodologies and asset category.

	Quantitative Information about Level 3 Fair Value Measurements
Assets	Fair Value as of December 31, 2018	Valuation Techniques / Methodologies	Unobservable Input	Range / Weighted Average(5)	Impact to Valuation from an Increase in Input(6)
	($ in millions)
CLO debt	$3.2	Market quotes	NBIP(1)	85.9%-92.0% / 87.6%	NA
	6.4	Discounted cash flow(4)	NBIP(1)	80%(2)	NA

CLO equity	338.2	Market quotes	NBIP(1)	2.0%-100.0% / 53.3%	NA
	2.4	Recent Transaction	Actual trade(3)	57.9%(2)	NA
	6.9	Discounted cash flow(4)	Discount rate(4)	9.5%-47.0% / 12.8%	Decrease
	106.8	Yield Analysis	NBIP(1)	36.0%-82.0% / 60.2%	NA
CLO equity - side letters	3.3	Discounted cash flow(4)	Discount rate(4)	8.0%-17.0% / 13.4%	Decrease

Total Fair Value for Level 3 Investments	$467.2

OXFORD LANE CAPITAL CORP.

NOTES TO SCHEDULE OF INVESTMENTS

DECEMBER 31, 2018

(Unaudited)

NOTE 3. FAIR VALUE – (continued)

(1)	The Fund generally uses non-binding indicative prices (“NBIP”) provided by an independent pricing service or broker on or near the valuation date as the primary basis for the fair value determinations for CLO debt and equity investments, which may be adjusted for pending equity distributions as of the valuation date. These prices are non-binding, and may not be determinative of fair value. Each price is evaluated by the Board of Directors in conjunction with additional information compiled by OXLC Management, including performance and covenant compliance information as provided by the independent trustee.

(2)	Represents a single investment fair value position, and therefore the range/weighted average is not applicable.

(3)	Prices provided by independent pricing services are evaluated in conjunction with actual trades, and in certain cases, the value represented by actual trades may be more representative of fair value as determined by the Board of Directors.

(4)	The Fund will calculate the fair value of certain CLO equity investments based upon the net present value of expected contractual payment streams discounted using estimated market yields for the equity tranche of the respective CLO vehicle. OXLC will also consider those investments in which the record date for an equity distribution payment falls on the last day of the period, and the likelihood that a prospective purchaser would require an adjustment to the transaction price representing substantially all of the pending distribution.

(5)	Weighted averages are calculated based on fair value of investments.

(6)	The impact on fair value measurement of an increase in each unobservable input is in isolation. The discount rate is the rate used to discount future cash flows in a discounted cash flow calculation. An increase in discount rate, in isolation, would result in a decrease in a fair value measurement. Significant increases or decreases in any of the unobservable inputs in isolation may result in a significantly lower or higher fair value measurement.

NOTE 4. INVESTMENT INCOME

Income from securitization vehicles and equity investments

Income from investments in the equity class securities of CLO vehicles (typically income notes or subordinated notes) is recorded using the effective interest method in accordance with the provisions of ASC 325-40 Beneficial Interests in Securitized Financial Assets, based upon an effective yield to the expected redemption utilizing estimated cash flows, including those CLO equity investments that have not made their inaugural distribution for the relevant period end. The Fund monitors the expected residual payments, and effective yield is determined and updated periodically, as needed. Accordingly, investment income recognized on CLO equity securities in the GAAP statement of operations differs from both the tax-basis investment income and from the cash distributions actually received by the Fund during the period.

The Fund also records income on its investments in certain securitization vehicles (or “CLO warehouse facilities”) based on a stated rate as per the underlying note purchase agreement or, if there is no stated rate, then an estimated rate is calculated using a base case model projecting the timing of the ramp-up of the CLO warehouse facility.

Interest Income – Debt Investments

Interest income is recorded on an accrual basis using the contractual rate applicable to each debt investment and includes the accretion of discounts and amortization of premiums. Discounts from and premiums to par value on securities purchased are accreted/amortized into interest income over the life of the respective security using the effective interest method. The amortized cost of investments represents the original cost adjusted for the accretion of discounts and amortization of premiums, if any.

Generally, if the Fund does not expect the borrower to be able to service its debt and other obligations, the Fund will, on a discretionary basis, place the debt instrument on non-accrual status and will generally cease recognizing interest income on that loan for financial reporting purposes until all principal and interest have been brought current through payment or due to restructuring such that the interest income is deemed to be collectible. The Fund generally restores non-accrual loans to accrual status when past due principal and interest is paid and, in the Fund’s judgment, the payments are likely to remain current. As of December 31, 2018, the Fund had no non-accrual assets in its portfolio.

OXFORD LANE CAPITAL CORP.

NOTES TO SCHEDULE OF INVESTMENTS

DECEMBER 31, 2018

(Unaudited)

NOTE 4. INVESTMENT INCOME – (continued)

Other Income

Other income includes distributions from fee letters and success fees associated with portfolio investments. Distributions from fee letters are based upon a percentage of the collateral manager’s fees, and are recorded as other income when earned. The Fund may also earn success fees associated with its investments in CLO warehouse facilities, which are contingent upon a repayment of the warehouse by a permanent CLO securitization structure; such fees are earned and recognized when the repayment is completed.

NOTE 5. SECURITIES TRANSACTIONS

Securities transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the basis of specific identification.

An optional redemption (“optionally redeemed”) feature of a CLO allows a majority of the holders of the equity securities issued by the CLO issuer, after the end of a specified non-call period, to cause the redemption of the secured notes issued by the CLO with proceeds of either the liquidation of the CLO’s assets or through a refinancing with new debt. The optional redemption is effectively a voluntary prepayment of the secured debt issued by the CLO prior to the stated maturity of such debt.

Distributions received on CLO equity investments which were optionally redeemed for which the cost basis has been reduced to zero are recorded as realized gains.

NOTE 6. U.S. FEDERAL INCOME TAXES

The Fund intends to operate so as to continue to qualify to be taxed as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code (the “Code”) and, as such, to not be subject to U.S. federal income tax on the portion of its taxable income and gains distributed to stockholders. To qualify for RIC tax treatment, OXLC is required to distribute at least 90% of its investment company taxable income, as defined by the Code.

Because U.S. federal income tax regulations differ from GAAP, distributions in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s fiscal 2019 tax returns. The Fund identifies its major tax jurisdictions as U.S Federal and Connecticut State. The Fund is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next six months or year.

Distributions

Our distribution policy is based upon our estimate of our distributable net investment income, which includes actual distributions from our CLO equity class investments, with further consideration given to our realized gains or losses on a taxable basis. Distributions from net investment income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which differ from GAAP. Distributions from net investment income, if any, are expected to be declared quarterly and paid monthly. Net realized capital gains, unless offset by any available capital loss carry-forward, are typically distributed to stockholders annually. Distributions to stockholders are recorded on the ex-dividend date and are automatically reinvested in full and fractional shares of the Fund in accordance with the Fund’s distribution reinvestment plan, unless the stockholder has elected to have them paid in cash.

OXFORD LANE CAPITAL CORP.

NOTES TO SCHEDULE OF INVESTMENTS

DECEMBER 31, 2018

(Unaudited)

NOTE 6. U.S. FEDERAL INCOME TAXES (cont.)

Amounts required to be distributed reflect estimates made by the Fund. Distributions paid by the Fund in accordance with RIC requirements are subject to re-characterization for tax purposes.

As of December 31, 2018, the cost and net unrealized depreciation of securities on a tax basis were as follows:

Cost for federal income tax purposes	$607,728,148
Gross unrealized appreciation	$10,794,390

Gross unrealized depreciation	(151,347,441)
Net unrealized depreciation	$(140,553,051)

Item 2. Controls and Procedures.

(a)       Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the Chief Executive Officer (the principal executive officer) and Chief Financial Officer (the principal financial officer) have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b)       There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that have materially affected or are reasonably likely to materially affect the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OXFORD LANE CAPITAL CORP.

By:	/s/ Jonathan H. Cohen
Name: Jonathan H. Cohen
Title: Chief Executive Officer

Date: February 11, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan H. Cohen	By:	/s/ Bruce L. Rubin
	Name: Jonathan H. Cohen		Name: Bruce L. Rubin
	Title: Chief Executive Officer		Title: Chief Financial Officer
	(Principal Executive Officer)		(Principal Financial Officer)

	Date: February 11, 2019		Date: February 11, 2019